SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognized From Contracts With Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 470,701	$ 339,591	$ 300,533
Revenue from other sources	2,702	6,001	17,217
Total revenues	473,403	345,592	317,750
Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	441,208	332,939	297,077
Revenue recognized over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 29,493	$ 6,652	$ 3,456